Consolidated Statements of Changes in Equity (USD $) In Millions, unless otherwise specified	Total	Former Parent's Equity In Unit	Common Stock	Additional Paid-in Capital	Retained Earnings (Deficit)	Treasury Stock	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2010	$ 1,407	$ 1,939					$ (532)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	(100)	46			(146)
Dividend to former parent	(1,429)	(1,429)
Contributed surplus		(1,822)		1,822
Net transfers from (to) former parent	1,266	1,266
Additional paid-in capital	45			45
Other comprehensive income (loss), net of tax	(330)						(330)
Balance at Dec. 31, 2011	859			1,867	(146)		(862)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	146				146
Additional paid-in capital	32			32
Dividends declared	(5)			(5)
Other comprehensive income (loss), net of tax	(364)						(364)
Treasury stock activity	(1)					(1)
Balance at Dec. 31, 2012	667			1,894		(1)	(1,226)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	261				261
Additional paid-in capital	31			31
Dividends declared	(25)				(25)
Other comprehensive income (loss), net of tax	705						705
Common stock	1		1
Treasury stock activity	(119)					(119)
Balance at Dec. 31, 2013	$ 1,521		$ 1	$ 1,925	$ 236	$ (120)	$ (521)